Consolidated Statements Of Changes In Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings (Accumulated Deficit) [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Non-Voting Common Stock [Member]	Total
Balance at Dec. 31, 2018	$ 44	$ 61,706	$ (12,752)	$ (73)	$ (3,366)		$ 45,559
Net income			9,601				9,601
Other comprehensive income				101			101
Issuance of stock based incentive plan shares, net of forfeitures	1	(1)
Restricted stock expense, net of forfeitures		527					527
Acquisition of treasury shares surrendered upon vesting of restricted stock for payment of taxes					(23)		(23)
Exercise of warrants to common stock	1	1,257					1,258
Accretion of discount and value of warrants exercised		(219)	219
Proceeds from the issuance of shares from the preferred stock private placement, net of offering expenses		14,000					14,000
Proceeds from the issuance of shares from the common stock private placement, net of offering expenses	8	9,633					9,641
Balance at Dec. 31, 2019	54	86,903	(2,932)	28	(3,389)		80,664
Net income			29,608				29,608
Other comprehensive income				68			68
Issuance of stock based incentive plan shares, net of forfeitures
Restricted stock expense, net of forfeitures		711					711
Stock options exercised		36					36
Acquisition of treasury shares surrendered upon vesting of restricted stock for payment of taxes					(32)		(32)
Purchase of treasury shares					(648)		(648)
Conversion of 12,607 shares of Series C preferred stock to 1,260,700 shares of non-voting common stock		(13)				13
Dividends declared ($0.03 per share)			(197)				(197)
Balance at Dec. 31, 2020	$ 54	$ 87,637	$ 26,479	$ 96	$ (4,069)	$ 13	$ 110,210